RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Revenues	$ 5,049	$ 2,261	$ 100,476	$ 22,474
License cost	252	$ 113	5,024	1,124
Accrued payroll-officers	231,750		$ 233,750	209,750
Forgivness of debt					$ 14,000
Gain on settlement of vendor obligations					14,000
Interest rate			8.00%
Due to Related Parties, Current			$ 720	$ 720
Two Officers [Member]
Related Party Transaction [Line Items]
Accrued payroll-officers	231,750		233,750
Chief Executive Officers' [Member]
Related Party Transaction [Line Items]
Compensation cost	$ 170,000
Due to Related Parties, Current			10,000
Stage It Corp [Member]
Related Party Transaction [Line Items]
Interest rate				18.00%		18.00%
Due to related parties				$ 547,500	547,500	$ 547,500
Accrued interest				767,715	$ 617,891
Accrued interest				$ 767,515		$ 893,632
Chief Executive Officers' [Member]
Related Party Transaction [Line Items]
Compensation cost			$ 170,000